Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

Note 6 – STOCKHOLDERS' EQUITY

For the year ended December 31, 2012 a shareholder contributed capital in the amount of $1,524.

In April 2013 the FSTWV preferred stock holders A, B, C and D series converted their prefer shares into common shares of the Company.

On September 19, 2013 we issued 1,000,000 shares of common stock to settle a note payable with our former shareholder.

On November 7, 2014 in conjunction with the issuance of a convertible note the Company issued 750,000 shares of restricted common stock and 1,000,000 common stock purchase warrants exercisable for twelve months at $.10 per warrant for one share of Company common stock.

On November 16, 2013 we entered into the SEA and effected our merger and recapitalization.